UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
           --------------------------------------------------------------
Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-05238
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Member
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                    8/14/02
-----------------------             ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 6
                                            ---------------------------
Form 13F Information Table Value Total:     $         20,658
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 1              Name of Reporting Manager:  Greenhut Overseas, L.L.C.
                                                     -------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:   Item 3:  CUSIP   Item 4: Fair     Item 5:                     (b) Shared-  (c)       Item 7:
Name of Issuer         Title of  Number           Market Value     Shares or                   As Defined   Shared-   Managers See
                       Class                                       Principal      (a) Sole     in Instr. V  Other     Instr. V
                                                                   Amount
-----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM       87509105         147,000          700,000        700,000
-----------------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM       22281N103        14,000           947,900        947,900
-----------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.      COM       344849104        16,178,000       1,119,600      1,119,600
-----------------------------------------------------------------------------------------------------------------------------------
New Valley Corp        COM       649080504        658,000          160,000        160,000
-----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM       783755101        2,315,000        199,051        199,051
                       CLA
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM       880349105        1,346,000        204,000        204,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                      20,658,000





-----------------------------------------------------------------------------------------------------------------------------------

Table continued...

----------------------------------------------------------------------
                      Item 8: Voting Authority (Shares)
----------------------------------------------------------------------
Item 1:
Name of Issuer
                      (a) Sole       (b) Shared     (c) None
----------------------------------------------------------------------
Bethlehem Steel       700,000
----------------------------------------------------------------------
Covanta Energy        947,900
----------------------------------------------------------------------
Foot Locker, Inc.     1,119,600
----------------------------------------------------------------------
New Valley Corp       160,000
----------------------------------------------------------------------
Ryerson Tull          199,051

----------------------------------------------------------------------
Tenneco Automotive    204,000
----------------------------------------------------------------------
COLUMN TOTAL





----------------------------------------------------------------------